3. INCOME TAXES (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 2
Federal statutory tax rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)
State taxes, net of federal benefit	(0.30%)	(2.90%)	(1.40%)	(1.10%)
Valuation allowance	34.00%	34.00%	34.00%	34.00%
Effective tax rate	(0.30%)	(2.90%)	(1.40%)	(1.40%)